RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18.   RELATED PARTY TRANSACTIONS

Amounts due from related party – non-current

As of December 31, 2021, the balance of prepayments to related party was in the amount of US$11,504. The balance consisted of prepayments for assets purchased from Viking Data Centers, the then minority interest shareholder of a subsidiary. In June 2022, the Company purchased all remaining equity interest of the subsidiary from Viking Data Centers and it ceased to be a related party of the Company. See Note 22 for detailed discussion. As of December 31, 2022, the amount due from related party was zero.

18.   RELATED PARTY TRANSACTIONS (continued)

Amounts due to related parties

As of December 31, 2021, the balance of due to related parties was in the amount of US$8,021, which mainly consisted of (i) US$6,320 of the payable to the minority interest shareholders of a subsidiary for the remaining consideration of the asset acquisition of Asgard Data Centers; (ii) US$1,325 of the payable to the minority interest shareholders of a subsidiary for the data center operation costs; (iii) US$59 of the payment of property and equipment made by a former shareholder of a subsidiary of the Group on behalf of Loto Interactive; (iv) US$299 of payable for business cooperation expense due to a minority interest shareholder of a subsidiary of Loto Interactive, and (v) US$18 of the expense paid by a director of a subsidiary of the Group on behalf of Loto Interactive. In June 2022, the Company purchased all remaining equity interest of the subsidiary from Viking Data Centers and it ceased to be a related party of the Company. See Note 22 for detailed discussion. The amounts related to Loto Interactive Limited were disposed on July 25, 2022. See Note 5 for detailed discussion. As of December 31, 2022, the amount due to related parties was zero.

Equity transaction with a related party

Good Luck Information Technology Co., Limited (“Good Luck Information”), a company incorporated in Hong Kong, is controlled by Mr. Man San Vincent Law, a founder of the Company. In December 2020, the Company entered into a definitive share subscription agreement with Good Luck Information for the issuance and sale of 85,572,963 Class A ordinary shares for a total purchase price of approximately US$23,019. The per Class A ordinary share purchase price of US$0.269 is the closing trading price of the Company’s Class A ordinary shares on December 18, 2020, the last trading day immediately preceding the date of the purchase agreement. In January 2021, the Company determined that approximately 50% of the subscription price, or approximately US$11,500 shall be settled by U.S. dollars, with the remaining approximately 50% of the subscription price, or approximately US$11,519, being settled by bitcoins. The applicable bitcoin to U.S. dollars exchange rate was US$32,326.29 to one bitcoin, being the average of the closing trading prices for bitcoin published by Coinmarketcap for each of the 31 days ended January 20, 2021. On February 23, 2021, the Company closed the private placement transaction pursuant to the definitive share subscription agreement with Good Luck Information. The Company received 356.04342 bitcoins and US$11,500 in cash from Good Luck Information, and the Company issued 85,572,963 Class A ordinary shares to Good Luck Information. The fair value of the bitcoins on the date of closing is US$19,289.

18.   RELATED PARTY TRANSACTIONS (continued)

Equity transaction with a related party (continued)

Effective as of April 5, 2021, the Company’s Board of Directors has appointed Mr. Man San Vincent Law as its Executive Director and authorized the Company to issue 65,000 Class A preference shares (the “Preference Shares”) at US$1.0 per share, for a total consideration of US$65,000, to Good Luck Capital Limited (“Good Luck”), a BVI company wholly-owned by Mr. Law. Following the issuance of the Preference Shares, Mr. Man San Vincent Law’s aggregate voting power increased from approximately 17.66% to approximately 54.90% (based on the Company’s total outstanding share capital as of December 31, 2021) and assuming issuance of all shares under the Share Exchange Agreement). The following is a summary of the key terms associated with the Preference Shares.

(1) The voting power of each Preference Share is equal to that of 10,000 Class A ordinary shares of the Company, subject to proportional reduction commensurate with the number of Class A ordinary shares beneficial owned by Good Luck;

(2) The Preference Shares cannot be converted into Class A ordinary shares, Class B ordinary shares, or ADRs;

(3) The Preference Shares are not entitled to receive dividends;

(4) If Good Luck transfers the Preference Shares to a third party which is not an affiliate of Good Luck, or when Good Luck ceases to be controlled by any person holding executive office in or being a member of the board of director of the Company, Class A Preference Shares shall cease to have any voting right and

(5) If Mr. Law ceases to serve as a director of the Company, the Company shall be entitled to redeem the Class A Preference Shares at the original subscription price.

Related Party transactions

	For the year	For the year	For the year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	US$	US$	US$
Interest from loan to Loto Interactive Information	20	—	—
Other operating income from management service provided to Loto Interactive Information	32	—	—
Data center operation costs for services provided by a minority interest shareholder of a subsidiary	—	1,325	9,108
	52	1,325	9,108

During the year ended December 31, 2020, the Company also paid expense on behalf of Loto Interactive in the amount of US$17. As of December 31, 2020, Loto Interactive has repaid the full amount to the Company.